Summary of remuneration of directors and officers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Remuneration management compensation	$ 935	$ 1,121	$ 456
Salaries and Benefits [Member]
IfrsStatementLineItems [Line Items]
Remuneration management compensation	635	820	375
Director's Fees [Member]
IfrsStatementLineItems [Line Items]
Remuneration management compensation	72	71	30
Sharebased Compensation [Member]
IfrsStatementLineItems [Line Items]
Remuneration management compensation	$ 228	$ 230	$ 51